Note 19 - Subsequent Events (Details)	Mar. 04, 2026 USD ($)	Feb. 06, 2026 USD ($)	Aug. 12, 2025 USD ($)	Apr. 24, 2025 USD ($)	Feb. 04, 2026	Jan. 26, 2026	Jan. 15, 2026	Dec. 31, 2025
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)								2,842,297
Loans Payable [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Repayments of Long-Term Debt			$ 3,405,900	$ 61,668,000
Subsequent Event [Member] | Loans Payable [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Repayments of Long-Term Debt	$ 7,273,000	$ 3,458,000
Subsequent Event [Member] | Clara [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)						56,557
Subsequent Event [Member] | Miracle [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)							180,643
Subsequent Event [Member] | Koushun [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)					60,297